SCHEDULE OF BALANCE SHEET INFORMATION (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Right-of-use Asset And Lease Liability
Operating right-of-use asset	$ 1,914,778
Operating lease liability, current	280,951
Operating lease liability, long-term	$ 1,628,591